Trade and Other Receivables - Movement in the Allowance for Expected Credit Losses of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	¥ 30,586	$ 4,316	¥ 43,775
Credit to consolidated statement of profit or loss	32,340	4,565	(11,052)
Written off	(62)	(9)	(2,137)
Translation difference	(10)	(1)
Ending balance	¥ 62,854	$ 8,871	¥ 30,586